Segment information (Details 2) (CHF)	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting Information
Total assets	902,216,000,000	908,160,000,000
Total assets of non-consolidated affiliate entities	25,700,000,000	25,800,000,000
Private Banking & Wealth Management
Segment Reporting Information
Total assets	279,340,000,000	275,683,000,000
Investment Banking
Segment Reporting Information
Total assets	561,980,000,000	563,758,000,000
Adjustments
Segment Reporting Information
Total assets	60,896,000,000	68,719,000,000